Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	March 31, 2023	March 31, 2022
Property and buildings	$4,469,370	$4,878,918
Leasehold improvements	4,262,580	5,184,214
Land	3,489,621	3,809,390
Equipment and furniture	2,723,113	1,167,037
Automobiles	364,916	264,701
Software	687,888	412,157
Subtotal	15,997,488	15,716,417
Less: accumulated depreciation	(3,058,890)	(2,396,914)
Property and equipment, net	$12,938,598	$13,319,503